CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 6,156	$ 19,944	$ 20,291	$ 41,630
Unrealized gains (losses) on cash flow hedge	(7,574)	745	(12,934)	4,572
Income tax benefit (expense)	(54)	(79)	(117)	(165)
Other comprehensive income (loss)	(7,628)	666	(13,051)	4,407
Comprehensive income (loss)	(1,472)	20,610	7,240	46,037
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in comprehensive income (loss)	$ (4,850)	$ 17,607	$ 498	$ 40,374